Reinsurance (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance [Abstract]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	$ 76,000,000	$ 74,000,000	$ 72,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	2,664,353,000,000	2,540,317,000,000	2,325,041,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	39,987,000,000	42,582,000,000	46,897,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	$ 2,624,442,000,000	$ 2,497,809,000,000	$ 2,278,216,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	101.52%	101.70%	102.06%